SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements of the Parent Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company has been historically operating with negative working capital. The aggregated amount of cash and cash equivalents, accounts receivable and contract assets, loans receivable, and prepaid expenses and other current assets, was less than the aggregated amount of liabilities from payroll and welfare payables, amounts due to related parties, tax payables, accrued expenses and other current liabilities, and current portion of lease liabilities by RMB 46,899 as of December 31, 2020. Although the Company had the net cash outflows from operating activities was RMB 35,505 for the year ended December 31, 2020 the net income was RMB 250,066 for the years ended December 31, 2020. As of December 31, 2020, the Company had shareholders’ deficit of RMB 461,623. As of December 31, 2020, the Company had cash and cash equivalents of RMB 117,320. The Company regularly monitors its current and expected liquidity requirements to ensure that it maintains sufficient cash balances to meet its liquidity requirements in the short and long term.

Based on the Company’s existing cash and cash equivalents and current assets, and cash flow projections from operating activities, the Company believes that it will be able to meet its payment obligations and other commitments for at least the next 12 months.

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial information of the Parent Company, its wholly owned subsidiaries and its consolidated VIEs. All intercompany balances and transactions have been eliminated upon consolidation.

Variable interest entity

The VIE Arrangement with Shanghai Caiyin

In September 2015, Shanghai Caiyin Asset Management Co., Ltd (“Shanghai Caiyin”) was established by Mr. Yan (the “Founder”) to provide the guarantee services to the loans facilitated through Niwodai Internet. Upon formation, Shanghai Caiyin entered into an agreement with Niwodai Internet through which Niwodai Internet has the power to direct the activities that most significantly affects the economic performance of Shanghai Caiyin and would be able to receive the economic benefits of Shanghai Caiyin that could be significant to Shanghai Caiyin. Therefore, Niwodai Internet was considered the primary beneficiary of Shanghai Caiyin and consolidated Shanghai Caiyin.

Pursuant to this amendment agreement entered between Niwodai Internet and Shanghai Caiyin as part of the business transformation of the Company, starting from September 1, 2019, Niwodai Internet was no longer considered as the primary beneficiary of Shanghai Caiyin and Shanghai Caiyin was deconsolidated by the Company.

On September 16, 2019, Shanghai Caiyin was disposed to a third-party company, Shenzhen Rongxinbao Non-financial Guarantee Co., Ltd. (“Shenzhen Rongxinbao”) (See Note 8).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)	Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE

As PRC laws and regulations prohibit and restrict foreign ownership of internet value added businesses, the Parent Company operates its business, primarily through the VIEs. In June 2018, the Parent Company, through its wholly owned foreign invested subsidiary, Shanghai Kunjia or WFOE, entered into a series of contractual arrangements (“VIE agreements”) with Jiayin Finance and its respective shareholders that enable the Parent Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE and its subsidiary, and (2) receive the economic benefits of the VIE and its subsidiary that could be significant to the VIE and its subsidiary.

Despite the lack of technical majority ownership, there exists a parent subsidiary relationship between Shanghai Kunjia and the VIE and its subsidiary through the aforementioned agreements. The following is a summary of the VIE agreements:

The agreements that provide the Parent Company effective control over the VIE and its subsidiary include:

Powers of Attorney:

Pursuant to the Power of Attorney, each of the four shareholders have signed power of attorney with WFOE to irrevocably authorize the board of directors / Executive Directors of WFOE and their successors to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of Jiayin Finance including, but not limited to, the right (1) to make and sign the relevant shareholders’ general meeting decision on behalf of the shareholders of Jiayin Finance; (2) in accordance with the law and Jiayin Finance’s Charter of shareholders exercise the right to enjoy all the rights of shareholders , including but not limited to the right of shareholders to vote, sell or transfer or pledge or dispose of all or any part of Jiayin Finance’s shares; and (3) designate and appoint the legal representative, chairman, director, supervisor, general manager and other senior management of Jiayin Finance as the authorized representative of the company. This power of attorney is irrevocable and continues to be in force during the period when the authorized person is a shareholder of WFOE, from the date of signature of this power of attorney.

Exclusive Purchase Agreement:

Pursuant to the Exclusive Purchase Agreement among WFOE, Jiayin Finance and the four shareholders of Jiayin Finance, the four shareholders and Jiayin Finance shall irrevocably grant WFOE, to purchase or appoint one or more persons from WFOE at any time to purchase all or part of the shares which is not subject to legal restriction or assets held by the four shareholders or Jiayin Finance. Except for WFOE and the designated person, no third party shall have the right to purchase shares and assets or other shares and assets related to the four shareholders. The consideration of the purchase should be RMB 1 or the lowest price permitted by the PRC laws. The effective time period of this agreement is ten years, and will be automatically extended to further years.

The agreements that transfer economic benefits to the Parent Company include:

Exclusive Consultation and Service Agreement:

Pursuant to the Exclusive Consultation and Service Agreement between WFOE and Jiayin Finance, WFOE has the exclusive right to provide Jiayin Finance with consulting and other services. Without WFOE’s prior written consent, Jiayin Finance may not accept any services subject to this agreement from any third party. WFOE has the right to determine the service fee to be charged to Jiayin Finance under this agreement by considering, among other things, the complexity of the services, the actual cost that may be incurred for providing such services, as well as the value and comparable price on the market of the service provided. WFOE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. Unless WFOE terminates this agreement in advance or otherwise provided by law, this agreement will remain effective for ten years and shall automatically extend the term of this agreement prior to its expiration. Jiayin Finance may not terminate this agreement unilaterally.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)	Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

Equity Pledge Agreement:

Pursuant to the Equity Pledge Agreement among WFOE, Jiayin Finance and the four shareholders, in order to ensure that Jiayin Finance and its shareholders will fulfill the obligations under the power of attorney, the exclusive consultation and service agreement, and the exclusive purchase agreement (collectively “the Main Agreement”), the four shareholders have pledged 100% equity interest in Jiayin Finance to WFOE. According to the Main Agreement, the pledgee has the right to charge the service fee to Jiayin Finance. Those shareholders and WFOE also agree that without a prior written consent of the pledgee, they shall not transfer the shares or set up any pledge or other form of guarantee which may affect the rights and interests of the pledgee.

These contractual arrangements allow the Parent Company, through its wholly owned subsidiary WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Parent Company has consolidated the financial results of the VIEs.

The Parent Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Parent Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the Company’s operating licenses;
•	levy fines on the Company;
•	confiscate any of the Company’s income that they deem to be obtained through illegal operations;
•	shut down the Company’s services;
•	discontinue or restrict the Company’s operations in China;
•	impose conditions or requirements with which the Company may not be able to comply;
•	require the Company to change corporate structure and contractual arrangements;
•	restrict or prohibit the use of the proceeds from overseas offerings to finance the Company’s PRC consolidated VIEs’ business and operations; and
•	take other regulatory or enforcement actions that could be harmful to the Company’s business.
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)	Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The following condensed financial statement balances and amounts of the Parent Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Parent Company, its subsidiaries and its VIEs.

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	54,602	12,469
Restricted cash	—	2,000
Amounts due from related parties	1,651	3
Accounts receivable, net	110,219	9
Prepaid expenses and other current assets	66,722	29,676
Deferred tax assets, net	54,973	17,010
Property and equipment, net	38,303	3,582
Right-of-use assets	36,534	341
TOTAL ASSETS	363,004	65,090
Payroll and welfare payables	29,386	21,755
Amounts due to related parties	722	4,559
Refund liabilities	180,104	—
Tax payables	164,444	232,730
Accrued expenses and other current liabilities	121,319	24,118
Other payable related to the disposal of Shanghai Caiyin	839,830	566,532
Lease liabilities	34,620	170
TOTAL LIABILITIES	1,370,425	849,864

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	2,881,940	2,151,165	624,868
Operating income	685,206	583,741	230,415
Net income	611,758	571,227	254,283
Net cash (used in) provided by operating activities	(228,368)	19,465	(40,071)
Net cash used in investing activities	(16,423)	(35,505)	(62)
Net cash used in financing activities	(433,600)	(12,299)	—

The VIEs contributed 100%, 96% and 48% of the Company’s consolidated revenue for years ended December 31, 2018, 2019 and 2020. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of 52% and 12% of the consolidated total assets, and 95% and 86% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Parent Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)	Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The Company believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Parent Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Parent Company in the form of loans and advances or cash dividends. See Note 16 for disclosure of restricted net assets.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified.

The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s financial statements include allowance for uncollectible receivables and loans receivable, valuation allowances for deferred tax assets, valuation of share-based awards, fair value measurement and impairment of investment, discount rate used to measure lease liabilities, and allocation of considerations under revenue arrangements with various performance obligations.

Fair value
(d)	Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, amounts due from/to related parties, accounts receivable and contract assets, loans receivable, prepaid expenses and other assets, and other liabilities are recorded at cost which approximate their fair value mainly due to the short-term nature of these instruments.

The Company does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring basis other than the short-term investment in convertible debt accounted for as available-for-sale debt security, which is classified as a level 2 fair value measurement. As of December 31, 2019 and 2020, the carrying amount of the short-term investment is approximate to its fair value. The Company does not have any assets or liabilities measured at fair value on a non-recurring basis during the periods presented.

Certain risks and concentrations
(e)	Certain risks and concentrations

Financial instrument that potentially exposes the Company to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable and contract assets, loans receivable, and amounts due from related parties. As of December 31, 2019 and 2020, there were 64% and 53% of the Company’s cash and cash equivalents held in major financial institutions located in the PRC, respectively, and the rest were held in overseas major financial institutions which management considers to be of high credit quality. Accounts receivable and contract assets is typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable and contract assets is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company believes that there is no significant credit risk associated with amounts due from related parties. Credit risk of loans receivable is controlled by the application of credit approvals, credit limits and monitoring procedures.

No customer represented greater than 10% or more of the total net revenues or receivables for the year ended December 31, 2019. For the year ended December 31, 2020, Customer A and B contributed 17% and 13% of total net revenue of the Company, respectively. As of December 31, 2020, Customer C and A accounted for 24% and 14% of accounts receivable and contract assets, respectively.

Foreign currency risk

(f)Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 78,296 and RMB 63,197 as of December 31, 2019 and 2020, respectively.

Foreign currency translation
(g)	Foreign currency translation

The functional currency of Jiayin Group Inc. is in US dollars (“US$”). The functional currency of the Company’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of subsidiaries outside of PRC is typically their local currency. The determination of the respective functional currency is based on the criteria stated in Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters. The Company also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income.

Convenience translation
(h)	Convenience translation

The Company’s financial statements are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2020 are included solely for the convenience of the readers and have been made at the rate of US$1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Cash and cash equivalents
(i)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash
(j)	Restricted cash
Restricted cash represents restricted deposit requested by custodian bank for business purpose.
Investor assurance program
(k)	Investor Assurance Program

Investor assurance program managed by Shanghai Caiyin

Historically for all the loans facilitated prior to April 2018, the Company had maintained an investor assurance program for the benefits of investors who invested on unsecured loans through its platform, through its consolidated VIE, Shanghai Caiyin until Shanghai Caiyin was disposed in September 2019 (see Note 2(b)). Under the investor assurance program, the Company set aside the service fees charged by Shanghai Caiyin into designated restricted cash accounts (“investor assurance fund”) to be used to cover the principal and interest of defaulted loans on a portfolio basis, payable on a first-loss basis up to the balance of the investor assurance program. The Company repaid the aggregate amounts of principal and respective interest, which were due based on the repayment schedule, to investors typically within a few days upon borrowers’ default. In accordance with the terms of the investor assurance program, an investor was entitled to compensation for losses resulting from defaulted loans within 15 calendar days of the due date.

Default payments to investors could only be made from the investor assurance program when there were sufficient funds available. The Company’s obligation under the investor assurance program to make payments was limited to the amount of the restricted cash at any point in time and the Company was obliged to compensate investors once the restricted cash balance was replenished again from service fees generated from future borrowers. Once the investor was paid for a borrower’s default, any future amount recovered would be deposited into the investor assurance program. The Company had been regularly reviewing the actual net accumulated loss rate of each loan product facilitated and relevant economic factors to ensure the estimations were current. For the loans facilitated under the investor assurance program managed by Shanghai Caiyin, the Company transferred cash to the restricted cash accounts to fund the investor assurance program when the balance of the investor assurance fund was depleted.

At the loan inception, the Company recorded liability from investor assurance program in accordance with ASC Topic 460-10, which incorporates the expectation of potential future payments under the guarantee and took into account both non-contingent and contingent aspects of the guarantee.

Subsequently, the liability from the investor assurance program was measured in a combination of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 was determined on a loan by loan basis and it was reduced when the Company was released from the underlying risk, meaning when the loan was repaid by the borrower or when the lender was compensated in the event of a default. This component was a stand ready obligation which was not subject to the probable threshold used to record a contingent obligation. When the Company was released from the stand-ready liability upon expiration of the underlying loan, the Company records a corresponding amount as net revenue in the consolidated statement of comprehensive income. The other component was a contingent liability determined based on probable loss considering the actual historical performance and current condition, representing the future payouts under the investor assurance program in excess of the stand-ready liability and was measured using the guidance in ASC Topic 450, Contingencies. The ASC Topic 450 contingent component was determined on a collective basis and loans with similar risk characteristics were pooled into cohorts for purposes of measuring incurred losses. The ASC Topic 450 contingent component was recognized as part of operating expenses in the consolidated statement of comprehensive income as “provision for assets and liabilities from the investor assurance program”. At all times the recognized liability (including the stand-ready liability and contingent liability) was at least equal to the probable estimated losses of the guarantee portfolio.

At the loan inception, the Company recorded the assets from the investor assurance program which corresponded to the stand-ready liability recognized at fair value, and represented service fees that were collectible from the underlying loans that were expected to be used for the estimated payout of the corresponding guarantee liabilities. At each reporting date, the Company estimates the future cash flows and assesses whether there was any indicator of impairment. If the carrying amounts of the assets from the investor assurance program exceeded the expected cash to be received, an impairment loss was recorded for the asset not recoverable and was reported as “provision for assets and liabilities from the investor assurance program” in the statements of comprehensive income.

The Company no longer provides any form of guarantee for new loans facilitated through the platform since April 28, 2018 and therefore does not record liabilities from the investor assurance program associated with those new loans.

Further, upon the disposal of Shanghai Caiyin in September 2019, the Company is no longer obligated for the guarantee liabilities arising from the investor assurance program maintained by Shanghai Caiyin for loans facilitated prior to April 28, 2018. See note 2(b).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

(k)	Investor Assurance Program - continued

Investor assurance program managed by independent third parties

Starting from April 28, 2018, all newly facilitated unsecured loans are subject to an investor assurance program managed by Shenzhen Rongxinbao, an unrelated third-party guarantee company. All the borrowers obtaining new loans are required to enter into service agreement with Shenzhen Rongxinbao, according to which Shenzhen Rongxinbao will compensate investors for losses on principal and interest from borrower’s default.

Starting on July 3, 2018, a part of unsecured loans newly facilitated by the Company are subject to an investor assurance program managed by China United SME Guarantee Corporation (“Sino Guarantee”), an unrelated third-party guarantee company. Borrowers of those loans are required to enter into a separate agreement with Sino Guarantee and to contribute to an investor protection fund managed by Sino Guarantee. Investments made by investors on those loans are protected by the investor protection fund to the extent of the existing balance of the fund.

Investor assurance program managed by independent third party

The Company does not assume any liabilities if the balance of the fund is not sufficient to fully compensate all investors.

Starting from January 2019, Shanghai Caiyin engaged Shenzhen Rongxinbao to help operate the investor assurance program for loans facilitated prior to April 2018 and funded the program by service fees that Rongxingbao collected on behalf of the Company. Further, upon disposal of Shanghai Caiyin in September 2019, the Company is no longer obligated for the guarantee liabilities aforementioned arising from the investor assurance program maintained by Shanghai Caiyin.

Guarantee arrangements for institutional funding partners

For the loans facilitated between borrowers and institutional funding partners, guarantee services are provided by third party guarantee companies who charge guarantee service fees directly from borrowers. Upon borrowers’ default, the third-party guarantee companies compensate institutional funding partners for unpaid principal and interest. In certain contracts, the Company provides commitment letter of balance complements to the institutional funding partners in the event that the guarantee companies are unable to fully reimburse the institutional funding partners. In some other contracts, the guarantee companies require a third party company to act as counter guarantor and require the Company to provide a commitment letter of balance complements to compensate third party guarantee companies in the event that the counter guarantor are unable to fully reimburse the guarantee companies. To manage the risk exposure, the Company in turn obtains a back-to-back guarantee from another third-party company. The fair value of guarantee liabilities of the Company as a secondary guarantor was inconsequential and no compensation was made by the Company during the years of 2019 and 2020. As of December 31, 2019 and 2020, the outstanding loan balance for which the Company provides secondary guarantee was RMB 487,216 and RMB 1,586,610, respectively.

Short term investment
(l)	Short term investment

The Company invested in convertible notes issued by a private company in 2019 and accounted for the investment as available-for-sale debt security at fair value with changes in fair value deferred in other comprehensive income.

The Company reviews its investments for other-than-temporary impairment and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Company’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

If the investment’s fair value is less than the cost of an investment and the Company determines the impairment to be other-than-temporary, the Company recognizes an impairment loss based on the fair value in earnings.

Current Expected Credit Losses
(m)	Current Expected Credit Losses

Prior to January 1, 2020, the Company applied incurred loss methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred.

On January 1, 2020, the Company adopted FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The new guidance applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For on-balance sheet assets, an allowance must be recognized at the origination or purchase of in-scope assets and represents the expected credit losses over the contractual life of those assets.

The Company adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets. The adoption of ASC Topic 326 has no impact on the Group’s retained earnings as of January 1, 2020. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 326 while prior periods continue to be reported in accordance with previously applicable U.S. GAAP. The Company’s in-scope assets are primarily loans receivable and accounts receivable and contract assets from customers.

In establishing the allowance for loans receivable, the Company considers historical losses, delinquency rate and other factors in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC topic 326, Financial Instruments - Credit Losses. The Company writes off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

The Company estimated the allowance for receivables due from individual borrowers based on expected net accumulated loss rates for terms during which losses of such service fees are expected to occur, which are consistent with the terms during which the Company expects to collect service fees. The profile of the borrowers is homogeneous for each product type and as such, the Company applies a portfolio approach in accounting for credit risk. Accounts receivable for loan facilitation service and post-origination service between individual investors and borrowers are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Company will write off aforementioned accounts receivable from borrowers and corresponding provisions if any repayment of the underlying loan is 90 days past due.

The Company establishes an allowance for accounts receivable and contract assets from institutional funding partners and other entities that are based on historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables from institutional funding partners and other entities are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined the balance will not be collected.

Loans receivable

(m)	Loans receivable

Loans receivable represents the loans extended directly to overseas individual borrowers with the Company’s own funds. The loans receivable is measured at amortized cost and recorded on the Company’s consolidated balance sheets.

Property and equipment
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(o)	Property and equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets are included in either origination and servicing expenses, selling and marketing expenses, general and administrative expenses, or research and development expenses as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Long term Investment
(p)	Long term investment

The Company applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Company initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive (loss)/income after the date of acquisition. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

Valued-added taxes ("VAT")
(q)	Valued-added taxes (“VAT”)

The Company is subject to VAT at the rate of 6% given that they are classified as a general tax payer. VAT is reported as a deduction to revenue when incurred and amounted to RMB 298,720, RMB 168,763 and RMB 92,161 for the years ended December 31, 2018, 2019 and 2020, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities.

Share-based compensation

(r)	Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense on a graded vesting basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Company adopted ASU 2016-09 and accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of comprehensive income as the cash compensation of those employees receiving the award.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(r)	Share-based compensation – continued

Modifications of the terms or conditions of the awards are treated as an exchange of the original awards for new awards. Incremental compensation cost is measured and recognized as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before the terms are modified. When the Company cancels unvested options, the remaining unrecognized expenses are recognized immediately on the cancellation date.

Revenue Recognition
(s)	Revenue Recognition

The Company has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC Topic 606 on January 1, 2018 using the full retrospective method which requires the Company to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

•	Step 1: Identify the contract (s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Loan facilitation and post-origination service

The Company provides three services for loans facilitated on its platform: loan facilitation service, post-origination service and guarantee service. However, since the Company ceased to provide investor assurance program managed by itself, for loans facilitated after April 28, 2018, the Company no longer provides any guarantee services, and offers only loan facilitation services and post-origination servicers on loans facilitated on its platform.

The Company’s platform enables individual investors to directly invest in loans that can be selected, at the individual investors’ discretion, from hundreds of new lending opportunities to pre-approved borrowers that are posted on the Company’s platform every day. Individual investors also have the option to use the automated investment programs whereby the funds are automatically allocated among pre-approved borrowers. The automated investment programs automatically reinvest individual investors’ funds as soon as a loan is repaid, enabling the individual investors to accelerate the reinvestment of cash flows without having to continually revisit the Company’s mobile application.

Historically, the Company had typically charged a portion of service fees at loan origination with the remaining service fees collected on a monthly basis, which were payable by the borrowers for all services provided. The Company stopped charging upfront service fees to comply with the new regulatory requirements since February 2018 for all loans facilitated through its online platform. The Company charges a substantial amount of service fees on the same day when the first and second monthly repayments of principal and interest are due.

In order to be more competitive by providing a certain level of assurance to the investors, the Company maintained an investor assurance program for the benefit of the investors using its platform. In the event of borrowers’ default, platform investors are entitled to receive unpaid interest and principal under the terms of the investor assurance program. Prior to April 28, 2018, the Company, through its consolidated VIE entity at that time, Shanghai Caiyin, was obligated to make the payment to the investors to the extent that the funds under the investor assurance program were available. In the event of insufficient funds, the Company was required to make payments to investors as soon as the funding was replenished from future collections of service fees. Given that the Company effectively took on all of the credit risk of the borrowers and was compensated by the service fee charged, the Company deemed the guarantee as a service and recognized a stand-ready obligation for its guarantee exposure in accordance with ASC Topic 460, Guarantees. However, the Company ceased to provide the investor assurance program managed by itself, and therefore no longer provides guarantee service on loans newly facilitated subsequent to April 28, 2018 (see Note 2 (k) Investor Assurance Program).

The Company determines that both the individual investors and the borrowers are its customers. The Company assesses ability and intention to pay the service fees of both borrowers and individual investors when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. The Company considers the loan facilitation service, guarantee service and post origination service as three separate services, of which, the guarantee service was accounted for in accordance with ASC Topic 460, Guarantees. While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service are two separate performance obligations under ASC Topic 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Company’s promises to deliver the services are separately identifiable from each other in the contract.

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(s)	Revenue Recognition – continued

The Company determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. Prior to April 28, 2018, the Company’s transaction price included variable consideration in the form of prepayment risk of the borrowers. The Company reflected in the transaction price the borrower’s prepayment risk and estimated variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the repayment percentage of the borrowers. The transaction price was allocated amongst the guarantee service, if any, and loan facilitation service and post-origination service.

The Company recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services are recognized at the time a loan is originated between the individual investors and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized evenly over the term of the underlying loans as the post-origination services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the individual investors. Revenues from guarantee services are recognized at the expiry of the guarantee term.

For upfront fees that are partially refundable to the borrowers, the Company estimated the refund based on historical prepayment rate and recorded corresponding refund liabilities upon receiving such fees.

The portion of service fees that are collected and allocated to the post-origination service yet to be provided were recorded as deferred revenue. The deferred revenue in relation to the post-origination service were RMB 55,689 and RMB nil as of December 31, 2019 and 2020, which is recorded in “accrued expenses and other current liabilities” on the consolidated balance sheet. The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination service are RMB 222,735, RMB 182,026 and RMB nil as of December 31, 2018, 2019 and 2020 respectively, among which approximately 92%, 100% and nil of the remaining performance obligations will be recognized by the Company over the following 12 months, respectively, with the remainder recognized thereafter.

Since the third quarter of 2019, the Company provides service through its facilitation of loan transactions between borrowers and institutional funding partners. When the investors are institutional funding partners, the Company’s service mainly consist of performing credit assessment on the borrowers and matching the institutional funding partners with potential qualified borrowers and facilitating the execution of loan agreements between the parties. The Company assesses ability and intention to pay the service fees of the customers when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed before cooperation.

The Company determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. The Company identifies one performance obligation under ASC Topic 606, as the Company does not retain any further obligations after the facilitation of a loan.

The Company recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services are recognized at the time a loan is originated between the institutional funding partners and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed.

The Company does not provide post-origination service in such arrangements. The institutional funding partners typically engage third-party non-performing loan management entities to assist on the subsequent collection. The Company is in turn engaged by such non-performing loan management entities to provide information including risk profile and collection methods or plans for the borrowers on its platform to the non-performing loan management entity basing on the historical records and experiences that the Company has as of the date when each loan is successfully extended to borrower.

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(s)	Revenue Recognition – continued

The Company determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. Before May 2020, the service fee is calculated based on the facilitated loan amount and the agreed charge rate, i.e. the consideration promised in the contract includes fixed amounts. However, starting from May 2020, the Company reached a mutual agreement with the customers for a new settlement method. The service fee is calculated based on the estimated overdue amount of underlying loans and the agreed charge rate. The transaction price included variable consideration due to overdue amount of the borrowers. The Company reflected in the transaction price the borrower’s estimated delinquent risk and estimated variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the delinquency of the borrowers.

Revenue from technical services is recognized at the time a loan is successfully originated by the institutional funding partner as the technical services are completed at that time.

Other revenue

Investor referral

The Company provides referral services in respect of investment products offered by the financial service providers on Youdao wealth platform. The Company considers the financial service providers to be its customers, and receives service fees from the customers are primarily based on the transaction price of the investment successfully subscribed by online investors. After the online investors subscribe the products referred by the Company, the Company does not retain any further obligations. The price for each referral charged to the financial service providers is a fixed price as pre-agreed in the service contract. Revenue is recognized when the online investors successfully subscribed to investment products from financial service providers.

Interest income

Interest income is recognized over the terms of Loans receivable using the effective interest rate method under ASC Topic 310. Interest income is not recorded when reasonable doubt exists as to the full, timely collection of interest income or principal. Interest collected upfront at the loan inception is recorded as deferred revenue. The deferred revenue in relation to the loan origination were nil and RMB 4,154 as of December 31, 2019 and 2020, which is recorded in “accrued expenses and other current liabilities” on the consolidated balance sheet.

Others

The Company also charges service fees to individual investors for using the automated investment programs which equal to a certain percentage of the actual return in excess of the expected rate of return from the investments, payable at the end of the investment period. Not application fee is charged to borrowers or individual investors.

Under ASC Topic 606, service fees derived from individual investors using the automated investment programs are initially estimated based on historical experience of returns on similar investment products and current trends. The service fees are recognized on a straight-line basis over the term of the investment period. The service fees related to the automated investment programs are due at the end of the investment period. The investment period refers to the period of time when the investments are matched with loans and are generating returns for the individual investors. The Company records service fees only when it becomes probable that a significant reversal in the amount of cumulative revenue will not occur. The revenue of service fee recognized under ASC Topic 606 for the years ended December 31, 2018, 2019 and 2020 was RMB 242,513, RMB 174,191 and RMB 23,815, respectively.

Other revenue also includes revenue from guarantee services recognized at the expiry of the guarantee term, penalty fees for loan prepayment and late payment, and service fees for transferring loans between investors on the Company’s platform. Under ASC Topic 606, penalty fees are contingency-based variable considerations and constrained by the occurrence of delinquency or prepayment. They are recognized when the uncertainty associated with the variability is resolved, that is, when the underlying event occurs and the fees are collected. The service fees for transferring loans between individual investors are recognized when the transfer is completed and service fees are collected from the individual investors.

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(s)	Revenue Recognition - continued

The following table illustrates the disaggregation of revenue by product and services the Company offered in 2018, 2019 and 2020, respectively:

For the year ended December 31, 2018	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	2,245,941	174,370	27,021	2,447,332
Other online standard loan products	51	26,938	89,582	116,571
Offline and non-standard loan products	916	40,660	1,918	43,494
Other services	—	—	274,543	274,543
Total	2,246,908	241,968	393,064	2,881,940

For the year ended December 31, 2019	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,742,708	230,024	1,648	1,974,380
Other online standard loan products	4,357	5,854	6	10,217
Offline and non-standard loan products	—	31,169	1,177	32,346
Other services	—	—	213,233	213,233
Total	1,747,065	267,047	216,064	2,230,176

For the year ended December 31, 2020	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	943,084	112,731	—	1,055,815
Offline and non-standard loan products	—	—	—	—
Other services	—	—	244,345	244,345
Total	943,084	112,731	244,345	1,300,160

Incentives to individual investors

The Company provides incentives to individual investors using the automated investment program in a form that either reduces the amount of investment required to purchase financial products or entitles them to receive higher interest rates in the products they purchase and pays the incentive to the investors upon maturity of the investment program. If the investors early terminate the program and withdraw the investment, no incentive will be paid. Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate. The Company was released from the obligation under the refund liabilities and recognized as other revenue of amounting to RMB 77,045 in year 2020.

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Incentives paid to:
New investors	89,776	92,696	—
Returning investors	206,380	353,297	202,463
Total incentives paid to investors	296,156	445,993	202,463

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(s)	Revenue Recognition – continued

Accounts receivable and contract assets

Contract assets represent the Company’s right to consideration in exchange for services that the Company has transferred to the customer before payment is due. The Company only recognizes accounts receivable and contract assets to the extent that the Company believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 310, and from January 1, 2020 ASC Topic 326. The Company established an allowance for uncollectible accounts receivable and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers. The Company evaluates and adjusts its allowance for uncollectible accounts receivable and contract assets on a quarterly basis or more often as necessary Revenue recognized for the years ended December 31, 2018, 2019 and 2020 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated return on investment periods, change of estimated prepayment rate and referral fees was immaterial.

The Company used practical expedient in applying full retrospective method on completed contracts in transiting to ASC Topic 606. For completed contracts that have variable consideration, the Company used the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

The Company determines that the acquisition cost paid based on the amount of loan facilitated represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the years presented.

Employee defined contribution plan
(t)	Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB 51,611, RMB 65,076 and RMB 37,665 for the years ended December 31, 2018, 2019 and 2020, respectively.

Origination and servicing expense
(u)	Origination and servicing expense

Origination and servicing expenses primarily consist of variable expenses including costs related to credit assessment, user and system support, payment processing services and collection, associated with facilitating and servicing loans, salaries and benefits for the personnel who work on credit checking, data processing and analysis, loan origination, user and system support and loan collection.

Sales and marketing expenses
(v)	Sales and marketing expenses

Sales and marketing expenses primarily consist of variable marketing and promotional expenses, including those related to borrower and investor acquisition and retention, and general brand and awareness building. Salaries and benefits expenses related to the Company’s sales and marketing personnel and other expenses related to the Company’s sales and marketing team are also included in the sales and marketing expenses. The Company’s investor and borrower acquisition expenses include charges by third-party online channels for online marketing services such as search engine marketing and search engine optimization, and referral fees charged by other parties relating to borrower and Investor acquisition. For the years ended December 31, 2018, 2019 and 2020, the advertising expenses were RMB 25,994, RMB 26,985 and RMB 21,697, respectively.

Government grant
(w)	Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received and when all the conditions for their receipt have been satisfied. The government grants received by the Company amount to RMB 22,465, RMB 18,722 and RMB 6,773 for the years ended December 31, 2018, 2019 and 2020, respectively.

Income taxes
(x)	Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more like than not that a portion of or all of the deferred tax assets will not be realized.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2018, 2019 and 2020.

Comprehensive income
(y)	Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Income per share

(z)	Income per share

Basic income per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents of stock options are calculated using the treasury stock method. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive.

Segment reporting
(aa)	Segment reporting

The Company uses the management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages its business as a single segment.

The Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases
(ab)	Operating leases

The Company has adopted ASU No. 2016-02, “Leases”, beginning January 1, 2019 and elected to utilize a modified retrospective approach which allowed the Company to initially apply the new lease standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings of 2019, with no adjustments to prior periods presented. No cumulative effect adjustment to the opening balance of retained earnings were made. The Company also elected the package of practical expedients, which among other things, does not require reassessment of lease classification.

The Company leases administrative office spaces under operating leases. The Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. As of December 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 1.7 years and a weighted average discount rate of 4.75%. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company considers only payments that are fixed and determinable at the time of lease commencement. The Company begins recognizing operating lease expense when the lessor makes the underlying asset available to the Company. After considering the factors that create an economic incentive, the Company did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Additionally, the Company elects not to recognize lease with lease term of 12 months or less at the commencement date in the consolidated balance sheets and records its operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

Recent accounting pronouncements

(ac)	Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASU 2019-04, ASU 2019-05, ASU 2019-09, ASU 2019-10 and ASU 2020-03. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In November 2018, the FASB issued ASC No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which mitigate transition complexity by requiring that for nonpublic business entities the amendments in Update 2016-13 are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, and clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Company adopted this ASU in the first quarter of 2020 and the new standard did not have a material impact on the consolidated financial statements.

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(ac)	Recent accounting pronouncements - continued

Recent Accounting Guidance Not Yet Adopted

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. The ASU eliminates such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and valuation processes for Level 3 fair value measurements. The ASU adds new disclosure requirements for Level 3 measurements. The adoption is not expected to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities, Investments—Equity Method and Joint Ventures, and Derivatives and Hedging, which clarifies the interaction of the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. This guidance will be effective in the first quarter of 2021 on a prospective basis, with early adoption permitted. The Company will adopt the new standard effective January 1, 2021 and concluded the adoption of this guidance did not have a material impact on the consolidated financial statements.